Expense Example {- Fidelity Advisor Multi-Asset Income Fund} - 12.31 Fidelity Advisor Multi-Asset Income Fund Retail PRO-04 - Fidelity Advisor Multi-Asset Income Fund - Fidelity Multi-Asset Income Fund
Mar. 01, 2021 USD ($)
Expense Example:
1 year	$ 87
3 years	271
5 years	471
10 years	$ 1,049